Loans Payable and Loans Payable to Related Parties (Details Narrative) (Brooklyn ImmunoTherapeutics, LLC) (10-K) - USD ($)	1 Months Ended	2 Months Ended		6 Months Ended		7 Months Ended	10 Months Ended	12 Months Ended
	Oct. 31, 2018	Dec. 31, 2018	Dec. 31, 2018	Jun. 30, 2020	Jun. 30, 2019	Jul. 31, 2018	Nov. 05, 2018	Dec. 31, 2019	Nov. 07, 2018	Dec. 31, 2017
Equity ownership, percentage								51.00%
Brooklyn Immunotherapeutics, LLC [Member]
Cash		$ 6,325,431	$ 6,325,431	$ 5,186,675	$ 5,586,474			$ 5,014,819
Interest payable		33,114	33,114	120,677				90,512
Sale of notes
Brooklyn Immunotherapeutics, LLC [Member] | Class A Units [Member]
Interest payable									$ 1,516,346
Shares issued for new issue, value				$ 5,024,313				8,218,762
Brooklyn Immunotherapeutics, LLC [Member] | Predecessor [Member]
Cash							$ 250,296
Shares issued for new issue, value						$ 31,731
Equity ownership, percentage						80.00%
Debt interest rate						14.50%
Debt maturity date						Dec. 31, 2019
Sale of notes							1,500,000
Brooklyn Immunotherapeutics, LLC [Member] | Predecessor [Member] | Board of Directors [Member]
Shares issued for new issue, value						$ 11,095,368
Brooklyn Immunotherapeutics, LLC [Member] | Predecessor [Member] | Predecessor Notes [Member]
Promissory notes						19,447,996
Cash		15,165,816	15,165,816							$ 3,534,000
Interest payable						$ 716,449
Interest expense							$ 1,652,466
Brooklyn Immunotherapeutics, LLC [Member] | Predecessor [Member] | Bridge Notes [Member]
Interest expense	$ 16,346
Sale of notes	$ 1,500,000
Brooklyn Immunotherapeutics, LLC [Member] | Successor [Member]
Cash		6,325,431	6,325,431					5,014,819
Loans payable		410,000	410,000
Sale of notes
Brooklyn Immunotherapeutics, LLC [Member] | Successor [Member] | Predecessor Notes [Member]
Interest expense		$ 9,121						$ 59,450